                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09993

Exact Name of Registrant
(as specified in charter):     Cohen & Steers Advantage Income Realty Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE         YIELD(a)
                                                  ---------   ------------   ------------
EQUITIES                                143.46%(b)
  COMMON STOCK                          116.34%
    DIVERSIFIED                          13.53%
         Capital Trust -- Class A...............     66,200   $  1,926,420       6.19%
         Colonial Properties Trust..............    392,900     15,802,438       6.66
         Crescent Real Estate Equities Co. .....    970,400     15,274,096       9.53
         iStar Financial........................    265,900     10,963,057       6.77
         Vornado Realty Trust...................    433,700     27,184,316       4.53
                                                              ------------
                                                                71,150,327
                                                              ------------
    HEALTH CARE                          18.07%
         Health Care Property Investors.........  1,066,000     27,716,000       6.42
         Health Care REIT.......................    379,500     13,358,400       6.82
         LTC Properties.........................     86,000      1,538,540       6.71
         Nationwide Health Properties...........    799,400     16,587,550       7.13
         Ventas.................................  1,382,400     35,831,808       5.02
                                                              ------------
                                                                95,032,298
                                                              ------------
    HOTEL                                 2.48%
         Hospitality Properties Trust...........    268,000     11,387,320       6.78
         Strategic Hotel Capital................    124,500      1,683,240       6.51
                                                              ------------
                                                                13,070,560
                                                              ------------
    INDUSTRIAL                            3.32%
         First Industrial Realty Trust..........    472,700     17,442,630       7.43
                                                              ------------
    MORTGAGE                              2.85%
         Newcastle Investment Corp..............    488,337     14,991,946       7.82
                                                              ------------
    OFFICE                               30.35%
         Arden Realty...........................    529,100     17,238,078       6.20
         BioMed Realty Trust....................     59,800      1,051,882       6.14
         Brandywine Realty Trust................    633,100     18,030,688       6.18
         CarrAmerica Realty Corp................    627,800     20,529,060       6.12
         Equity Office Properties Trust.........    777,800     21,195,050       7.34
         Highwoods Properties...................    393,300      9,679,113       6.91
         HRPT Properties Trust..................    425,200      4,672,948       7.64
         Kilroy Realty Corp.....................     92,200      3,506,366       5.21
         Mack-Cali Realty Corp..................    726,200     32,170,660       5.69
         Maguire Properties.....................    398,800      9,694,828       6.58
         Prentiss Properties Trust..............    606,500     21,834,000       6.22
                                                              ------------
                                                               159,602,673
                                                              ------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    OFFICE/INDUSTRIAL                     9.52%
         Liberty Property Trust.................    651,000   $ 25,935,840       6.12%
         Reckson Associates Realty Corp.........    840,100     24,152,875       5.91
                                                              ------------
                                                                50,088,715
                                                              ------------
    RESIDENTIAL                          15.55%
       APARTMENT                         15.12%
         AMLI Residential Properties Trust......    166,200      5,077,410       6.28
         Archstone-Smith Trust..................    651,300     20,607,132       5.44
         AvalonBay Communities..................    179,400     10,803,468       4.65
         Camden Property Trust..................    228,600     10,561,320       5.50
         Gables Residential Trust...............    385,900     13,178,485       7.06
         Home Properties........................    171,600      6,788,496       6.27
         Mid-America Apartment Communities......    223,200      8,693,640       6.01
         Town & Country Trust...................    150,000      3,817,500       6.76
                                                              ------------
                                                                79,527,451
                                                              ------------
       MANUFACTURED HOME                  0.43%
         Affordable Residential Communities.....    153,500      2,241,100       8.56
                                                              ------------
         TOTAL RESIDENTIAL......................                81,768,551
                                                              ------------
    SELF STORAGE                          4.73%
         Public Storage -- Series A.............    802,400     22,627,680       8.69
         Sovran Self Storage....................     57,300      2,245,014       6.18
                                                              ------------
                                                                24,872,694
                                                              ------------
    SHOPPING CENTER                      15.63%
       COMMUNITY CENTER                   5.73%
         Cedar Shopping Centers.................    150,000      2,092,500       6.45
         Heritage Property Investment Trust.....    307,000      8,955,190       7.20
         Kramont Realty Trust...................    800,000     14,880,000       6.99
         New Plan Excel Realty Trust............    151,700      3,792,500       6.60
         Urstadt Biddle Properties -- Class A...     26,100        397,764       5.64
                                                              ------------
                                                                30,117,954
                                                              ------------
       REGIONAL MALL                      9.90%
         CBL & Associates Properties............     54,000      3,291,300       4.76
         Glimcher Realty Trust..................    400,800      9,739,440       7.90
         Macerich Co. ..........................    358,100     19,083,149       4.58
         Mills Corp. ...........................    345,600     17,926,272       4.59
         Simon Property Group...................     38,000      2,037,940       4.85
                                                              ------------
                                                                52,078,101
                                                              ------------
         TOTAL SHOPPING CENTER..................                82,196,055
                                                              ------------

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                                       3

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    SPECIALTY                             0.31%
         American Campus Communities............     89,100   $  1,653,696       7.27%
                                                              ------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $438,788,711)...........               611,870,145
                                                              ------------
  PREFERRED STOCK                        27.12%
    DIVERSIFIED                           2.34%
         Colonial Properties Trust, 9.25%,
            Series C............................      8,300        219,535       8.73
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible).......    371,300      7,875,273       7.97
         iStar Financial, 8.00%, Series D.......    111,000      2,810,520       7.90
         iStar Financial, 7.65%, Series G.......     55,000      1,375,000       7.64
                                                              ------------
                                                                12,280,328
                                                              ------------
    HEALTH CARE                           4.26%
         Nationwide Health Properties, 7.677%,
            Series P............................    221,000     22,417,688       7.57
                                                              ------------
    HOTEL                                 2.34%
         FelCor Lodging Trust, $1.95,
            Series A (Convertible)..............    114,500      2,770,900       8.06
         FelCor Lodging Trust, 9.00%,
            Series B............................     36,000        921,600       8.79
         Host Marriott Corp., 10.00%,
            Series B............................     11,200        292,544       9.57
         Host Marriott Corp., 10.00%,
            Series C............................     39,100      1,052,572       9.29
         Host Marriott Corp., 8.875%,
            Series E............................     10,000        275,600       8.06
         Innkeepers USA Trust, 8.00%,
            Series C............................     56,000      1,416,800       7.91
         LaSalle Hotel Properties, 10.25%,
            Series A............................    200,000      5,580,000       9.18
                                                              ------------
                                                                12,310,016
                                                              ------------
    OFFICE                                5.45%
         Alexandria Real Estate Equities, 9.10%,
            Series B............................     53,900      1,456,378       8.44
         HRPT Properties Trust, 8.75%,
            Series B............................    128,000      3,490,560       8.03
         Highwoods Properties, 8.625%,
            Series A............................     18,550     19,349,969       8.27
         Maguire Properties, 7.625%, Series A...     72,200      1,797,780       7.67
         SL Green Realty Corp., 7.625%,
            Series C............................     40,000      1,025,200       7.45
         SL Green Realty Corp., 7.875%,
            Series D............................     60,000      1,530,000       7.73
                                                              ------------
                                                                28,649,887
                                                              ------------
    OFFICE/INDUSTRIAL                     4.09%
         PS Business Parks, 9.50%, Series D.....    800,000     21,520,000       8.85
                                                              ------------

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                                       4

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    RESIDENTIAL -- APARTMENT              4.18%
         Apartment Investment & Management Co.,
            8.75%, Series D.....................     37,364   $    944,188       8.67%
         Apartment Investment & Management Co.,
            9.375%, Series G....................     52,800      1,407,648       8.78
         Apartment Investment & Management Co.,
            10.10%, Series Q....................     18,600        492,900       9.55
         Apartment Investment & Management Co.,
            10.00%, Series R(a).................    616,800     16,450,056       9.37
         Mid-America Apartment Communities,
            8.30%, Series H.....................    103,600      2,669,772       8.07
                                                              ------------
                                                                21,964,564
                                                              ------------
    SHOPPING CENTER                       4.46%
       COMMUNITY CENTER                   1.14%
         Developers Diversified Realty Corp.,
            8.60%, Series F.....................    100,000      2,680,000       8.02
         Federal Realty Investment Trust, 8.50%,
            Series B............................     20,100        543,906       7.84
         New Plan Excel Realty Trust, 7.80%,
            Series D............................     20,000      1,030,626       7.57
         Urstadt Biddle Properties, 8.50%,
            Series C............................     16,000      1,748,000       7.78
                                                              ------------
                                                                 6,002,532
                                                              ------------
       OUTLET CENTER                      0.39%
         Chelsea Property Group, 8.375%,
            Series A............................     33,800      2,036,449       6.95
                                                              ------------
       REGIONAL MALL                      2.93%
         Glimcher Realty Trust, 8.75%,
            Series F............................     40,000      1,059,600       8.27
         Mills Corp., 9.00%, Series B...........     83,800      2,277,684       8.28
         Mills Corp., 9.00%, Series C...........     85,000      2,337,500       8.18
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A.............    125,600      7,473,200       9.24
         Taubman Centers, 8.30%, Series A.......     88,600      2,278,792       8.09
                                                              ------------
                                                                15,426,776
                                                              ------------
         TOTAL SHOPPING CENTER..................                23,465,757
                                                              ------------
              TOTAL PREFERRED STOCK
                (Identified
                cost -- $123,955,201)...........               142,608,240
                                                              ------------
              TOTAL EQUITIES (Identified
                cost -- $562,743,912)...........               754,478,385
                                                              ------------

(a) 190,300 shares segregated as collateral for the interest rate swap transactions.
--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                    ----------   -------------
CORPORATE BOND                              0.78%
         Host Marriott LP, 9.50%, due 1/15/07
            (Identified cost -- $3,702,347)......   $3,700,000   $   4,116,250
                                                                 -------------
COMMERCIAL PAPER                            0.41%
         State Street Corp., 1.40%, due 10/01/04
            (Identified cost -- $2,180,000)......    2,180,000       2,180,000
                                                                 -------------
TOTAL INVESTMENTS (Identified
  cost -- $568,626,259)...............    144.65%                  760,774,635(a)
LIABILITIES IN EXCESS OF OTHER
  ASSETS..............................     (0.92)%                  (4,863,173)
LIQUIDATION VALUE OF AUCTION RATE
  CUMULATIVE PREFERRED SHARES:
  SERIES M, SERIES W, AND SERIES TH
  (Equivalent to $25,000 per share
  based on 2,500 shares outstanding
  for Series M and Series W, and 2,040
  shares outstanding for
  Series TH)..........................    (33.46)%                (176,000,000)
LIQUIDATION VALUE OF AUCTION MARKET
  PREFERRED SHARES: SERIES F28
  (Equivalent to $25,000 per share
  based on 2,160 shares
  outstanding)........................    (10.27)%                 (54,000,000)
                                          -------                -------------
NET ASSETS APPLICABLE TO COMMON SHARES
  (Equivalent to $20.38 per share
  based on 25,810,480 shares of
  capital stock outstanding)..........    100.00%                $ 525,911,462
                                          ------                 -------------
                                          ------                 -------------

-------------------
(a) At September 30, 2004, net unrealized appreciation was $192,148,376 based on cost for federal income tax purposes of $568,626,259. This consisted of aggregate gross unrealized appreciation on investments of $195,111,087 and aggregate gross unrealized depreciation on investments of $2,962,711.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap agreements with Salomon Swapco Inc., Royal Bank of Canada, and Merrill Lynch Derivative Products AG. Under the agreements the fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal values of the swaps. The fund has segregated 190,300 shares of Apartment Investment and Management Co., 10.00%, Series R as collateral for the interest rate swap transactions. Details of the swaps at September 30, 2004 are as follows:

                                                                                                    UNREALIZED
                                   NOTIONAL                 FLOATING RATE(a)                       APPRECIATION/
          COUNTERPARTY              AMOUNT     FIXED RATE   (RESET MONTHLY)   TERMINATION DATE    (DEPRECIATION)
--------------------------------  -----------  ----------   ---------------   -----------------   --------------
Merrill Lynch Derivative
  Products AG ..................   14,500,000   3.9950%         1.8275%        October 22, 2009    $  (191,863)
Royal Bank of Canada ...........   14,500,000   2.7950%         1.6700%         October 2, 2007        167,743
Salomon Swapco Inc. ............   31,250,000   5.3025%         1.8400%           July 30, 2006     (1,414,295)
Salomon Swapco Inc. ............   19,125,000   3.4065%         1.8113%           June 18, 2007       (127,466)
Salomon Swapco Inc. ............   31,250,000   5.5920%         1.8400%           July 30, 2008     (2,456,839)
Salomon Swapco Inc. ............   19,125,000   4.0800%         1.8113%       December 18, 2009       (262,337)
Salomon Swapco Inc. ............   31,250,000   5.8240%         1.8400%           July 30, 2011     (3,414,343)
                                                                                                   -----------
                                                                                                   $(7,699,400)
                                                                                                   -----------
                                                                                                   -----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2004.

--------------------------------------------------------------------------------
                                       7

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By: /s/ Robert H. Steers
    ------------------------------
         Name: Robert H. Steers
         Title: Chairman

         Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                            By:  /s/ Martin Cohen
    -----------------------------------                  --------------------------------------
         Name: Robert H. Steers                              Name: Martin Cohen
         Title: Chairman, Secretary and                      Title: President, Treasurer
                  and principal executive officer               and principal financial officer

         Date: November 29, 2004


                                      9